Consolidated Statements of Shareholder's Equity (Unaudited) - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional paid in capital / Share premium [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/Loss [Member]	Shareholders' equity in the Company [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2020	$ 1,933,003	$ 1,252	$ 2,188,706	$ (265,834)	$ (2,419)	$ 1,921,705	$ 11,298
Net loss / (income)	(60,529)			(60,647)		(60,647)	118
Loss on foreign currency translation, net of tax of $0	(8,498)				(8,498)	(8,498)
Contributions from non-controlling interest holders (see Note 16)	26,000						26,000
Capital injection in Legacy Paysafe (See Note 16)	10,694		10,692			10,694
Capital Injection In Legacy Paysafe Shares		2,000
Shared based compensation	67,718		67,718			67,718
Share issuance, net of transaction expenses (See Note 2)	1,848,278	$ 200	1,848,078			1,848,278
Capital reorganization (See Note 2)	(2,448,800)	(921)	(2,447,879)			(2,448,800)
Merger recapitalization (See Note 2)	1,358,672	190	1,258,401			1,258,591	100,081
Ending balance at Mar. 31, 2021	2,726,538	723	2,925,716	(326,481)	(10,917)	2,589,041	137,497
Beginning balance at Dec. 31, 2021	$ 2,707,769	$ 723	2,949,654	(376,788)	(3,825)	2,569,764	138,005
Beginning balance, shares at Dec. 31, 2021	723,715,147
Net loss / (income)	$ (1,170,812)			(1,171,183)		(1,171,183)	371
Loss on foreign currency translation, net of tax of $0	14,396				14,396	14,396
Shared based compensation	11,593		11,593			11,593
Restricted stock units issued, Shares		1
Restricted stock units issued			(1)
Capital contribution			38,295			38,295	(38,295)
Shares issued upon warrants exercised	3	$ 1	2			3
Ending balance at Mar. 31, 2022	$ 1,562,949	$ 725	$ 2,999,543	$ (1,547,971)	$ 10,571	$ 1,462,868	$ 100,081
Ending balance, shares at Mar. 31, 2022	724,686,080